Exhibit 99.2

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

				Note Payment Detail

					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance

A	36159LBW5	0.90620%	750,000,000.00	750,000,000.00	0.00	566,375.00	566,375.00	750,000,000.00
B	36159LBX3	1.30620%	15,790,000.00	15,790,000.00	0.00	17,187.42	17,187.42	15,790,000.00
C	36159LBY1	1.90620%	23,684,000.00	23,684,000.00	0.00	37,622.03	37,622.03	23,684,000.00

TOTALS			789,474,000.00	789,474,000.00	0.00	621,184.45	621,184.45	789,474,000.00

Combined Outstanding Principal Balance
	Beginning Combined Outstanding Principal Balance	7,934,259,790.38
	New Volume	2,688,240,847.72
	Principal Collections	2,929,835,243.97
	Default Amount	455,105.81
	Ending Combined Outstanding Principal Balance	7,692,210,288.32

Aggregate Principal Receivables
	Ending Combined Outstanding Principal Balance	7,692,210,288.32
	Adjustment for charged-off Receivables	5,802,910.93
	Aggregate Principal Receivables	7,686,407,377.39

Overconcentrations
	Product Line Overconcentrations	8,825,529.05
	Dealer Overconcentrations	0.00
	Manufacturer Overconcentrations	0.00

Discount Factor		0.00%

Collections		Total	Overconcentrations	Net of Overconcentrations
	Principal Collections	2,929,835,243.97	2,161,782.47	2,927,673,461.50
	Non Principal Collections	47,790,334.56	38,003.28	47,752,331.28
	Total Collections	2,977,625,578.53	2,199,785.75	2,975,425,792.78

Defaults
	Default Amount	455,105.81	328.11	454,777.70

Asset Performance	Annualized Yield			7.00%
	Monthly Payment Rate			36.94%
	Default Rate			0.07%

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount		10.47%
Allocation Percentage for Principal Collections		10.47%
Non Principal Collections Allocated to Series		4,999,442.13
Principal Collections Allocated to Series		306,513,496.70
Default Amount Allocated to Series		47,613.06

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series		4,999,442.13
Investment Earnings in Series Accounts		170.56
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series		0.00
Available Non Principal Collections Allocated to Series		4,999,612.69

(i)	(A) Amount to Indenture Trustee	1,500.00
	(B) Amount to Trustee	0.00
	(C) Amount to Administrator	59.36
	(D) Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee	1,381,580.00
	Unpaid Servicer Advances and interest thereon	0.00

(iii)	Class A Monthly Interest	566,375.00
(iv)	Class B Monthly Interest	17,187.42
(v)	Class C Monthly Interest	37,622.03

(vi)	Investor Default Amount (treated as Available Principal Collections)	47,613.06
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00

(viii)	Amount Required to be Deposited to the Reserve Account	0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian	0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited to Principal Account	0.00

(xi)	(If Early Amortization Period has not occurred)	2,947,675.82
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Excess Non Principal Collections for Series 2008-A	2,882,102.18
Excess Non Principal Collections for Series 2010-B	1,899,081.76
Excess Non Principal Collections for Series 2012-1	2,878,718.65
Excess Non Principal Collections for Series 2012-2	2,819,181.37
Excess Non Principal Collections for Series 2012-3	2,396,455.23
Excess Non Principal Collections for Series 2012-4	2,446,613.36
Excess Non Principal Collections for Series 2013-1	1,984,482.46
Excess Non Principal Collections for Series 2013-A	1,165,304.06
Excess Non Principal Collections for Series 2013-B	980,670.55
Excess Non Principal Collections for Series 2013-VFN-1	1,400,647.49
Excess Non Principal Collections for Series 2013-VFN-2	1,233,198.79
Excess Non Principal Collections for Series 2014-1	3,585,339.14
Total Excess Non Principal Collections	25,671,795.04

Non Principal Shortfalls for Series 2008-A	0.00
Non Principal Shortfalls for Series 2010-B	0.00
Non Principal Shortfalls for Series 2012-1	0.00
Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2012-3	0.00
Non Principal Shortfalls for Series 2012-4	0.00
Non Principal Shortfalls for Series 2013-1	0.00
Non Principal Shortfalls for Series 2013-A	0.00
Non Principal Shortfalls for Series 2013-B	0.00
Non Principal Shortfalls for Series 2013-VFN-1	0.00
Non Principal Shortfalls for Series 2013-VFN-2	0.00
Non Principal Shortfalls for Series 2014-1	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2008-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2010-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-A	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-B	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2013-VFN-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	25,671,795.04

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	306,513,496.70
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	47,613.06
Available Principal Collections Treated as Shared Principal Collections	306,561,109.76

Controlled Accumulation Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00

(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00

(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited to Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,582,390,697.25
Aggregate Principal Shortfall for Principal Sharing Series	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2008-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2010-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-A	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-B	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2013-VFN-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	2,582,390,697.25

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	789,474,000.00
Required Reserve Account Amount	19,736,850.00

Reserve Account Investment Earnings	167.67
Beginning Reserve Account Amount	19,736,850.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	19,736,850.00

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	39,474,000.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		751,178.90
Disbursements		751,178.90
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		7,686,407,377.39
Note Principal Balance	6,650,298,193.00
Principal Overcollateralization Amount	332,543,190.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		6,982,841,383.00
Free Equity Amount		703,565,994.39

Minimum Free Equity Percentage		0.00%
Total Overconcentration		8,825,529.05
Minimum Free Equity Amount		8,825,529.05

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		703,565,994.39
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		703,565,994.39

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Summary of Allocation of Collections
Total Principal Collections	2,927,673,461.50
Principal Collections Allocated to Series 2008-A	306,521,631.47
Principal Collections Allocated to Series 2010-B	204,342,179.53
Principal Collections Allocated to Series 2012-1	306,513,681.59
Principal Collections Allocated to Series 2012-2	306,513,496.70
Principal Collections Allocated to Series 2012-3	245,211,019.22
Principal Collections Allocated to Series 2012-4	245,211,019.22
Principal Collections Allocated to Series 2013-1	204,342,700.90
Principal Collections Allocated to Series 2013-A	122,605,305.13
Principal Collections Allocated to Series 2013-B	102,171,087.92
Principal Collections Allocated to Series 2013-VFN-1	140,090,254.16
Principal Collections Allocated to Series 2013-VFN-2	122,605,304.76
Principal Collections Allocated to Series 2014-1	275,861,936.64
Principal Collections Not Allocated to Any Series and Released to Issuer	345,683,844.26

Total Non Principal Collections	47,752,331.28

Non Principal Collections Allocated to Series 2008-A	4,999,574.81
Non Principal Collections Allocated to Series 2010-B	3,332,958.95
Non Principal Collections Allocated to Series 2012-1	4,999,445.14
Non Principal Collections Allocated to Series 2012-2	4,999,442.13
Non Principal Collections Allocated to Series 2012-3	3,999,557.32
Non Principal Collections Allocated to Series 2012-4	3,999,557.32
Non Principal Collections Allocated to Series 2013-1	3,332,967.45
Non Principal Collections Allocated to Series 2013-A	1,999,775.32
Non Principal Collections Allocated to Series 2013-B	1,666,479.44
Non Principal Collections Allocated to Series 2013-VFN-1	2,284,966.65
Non Principal Collections Allocated to Series 2013-VFN-2	1,999,775.32
Non Principal Collections Allocated to Series 2014-1	4,499,494.48
Non Principal Collections Not Allocated to Any Series and Released to Issuer	5,638,336.95

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?		No

(2) Are there any material breaches of pool of assets representations and warranties or covenants?		No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?		No

(4) Has the master servicer made any Servicer Advances during the previous collection period?		No

(5) Has an Early Amortization Event occurred?		No
(6) Have any Payment Rate Triggers been met?		No

Current Month's Payment Rate	36.94%
Prior Month's Payment Rate	35.06%
Second Prior Month's Payment Rate	34.18%
	35.39%
3 Month Average Monthly Payment Rate

(7) Has the Default Rate Trigger been met?		No

Current Month's Default Rate	0.07%
Prior Month's Default Rate	0.22%
Second Prior Month's Default Rate	0.11%
3 Month Average Default Rate	0.13%

(8) Is Reserve Account balance less than Reserve Account trigger?		No

Reserve Account balance	19,736,850.00
(A) Required Reserve Account Percentage minus 0.25%	2.25%
times (B) Note Principal Balance	789,474,000.00
Reserve Account trigger	17,763,165.00

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more
consecutive monthly determination dates?		No

Current Month	1.93%

(10) Have any new series been issued during the related monthly collection period?		Yes

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?		No
Number of accounts added / (removed) : 0
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition/removal: 0

GE Dealer Floorplan Master Note Trust

2012-2

Payment Date:	8/20/2014
Collection Period Ended:	7/31/2014
Closing Date:	5/16/2012
Next Payment Date:	9/22/2014
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Delinquency

Days Outstanding	Amount	Percentage of Total
	(Dollars in Millions)	Receivables Outstanding

30-59	10.1	0.13%
60-89	4.7	0.06%
90-119	1.0	0.01%
120-149	0.5	0.01%
150-179	0.7	0.01%
180+	1.4	0.02%

*Total	18.3	0.24%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of __________ , _________.

GENERAL ELECTRIC CAPITAL CORPORATION ,
as Master Servicer

BY:
NAME:
TITLE:

Page 9 of 9